Loans - Non-Performing Loans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Past Due [Line Items]
Financing receivable, nonaccrual, interest income	$ 0
Total amortized cost	5,268,743,000	$ 5,194,908,000
Commercial loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	737,944,000	799,644,000
Commercial loans | Overdrafts
Financing Receivable, Past Due [Line Items]
Total amortized cost	105,407,000	72,462,000
Commercial loans | Commercial and industrial
Financing Receivable, Past Due [Line Items]
Total amortized cost	372,965,000	447,765,000
Commercial real estate loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	693,164,000	760,162,000
Commercial real estate loans | Commercial mortgage
Financing Receivable, Past Due [Line Items]
Total amortized cost	683,519,000	715,342,000
Consumer loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	214,752,000	230,752,000
Consumer loans | Overdrafts
Financing Receivable, Past Due [Line Items]
Total amortized cost	42,297,000	25,063,000
Consumer loans | Automobile financing
Financing Receivable, Past Due [Line Items]
Total amortized cost	21,529,000	22,670,000
Consumer loans | Credit card
Financing Receivable, Past Due [Line Items]
Total amortized cost	72,853,000	68,259,000
Consumer loans | Other consumer
Financing Receivable, Past Due [Line Items]
Total amortized cost	78,073,000	114,760,000
Residential mortgage loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	3,622,883,000	3,404,350,000
Non-Performing Financial Instruments
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	49,931,000	57,051,000
Non-accrual loans without an allowance	11,114,000	15,440,000
Past due more than 90 days and accruing	13,253,000	19,111,000
Total amortized cost	74,298,000	91,602,000
Non-Performing Financial Instruments | Commercial loans
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	18,530,000	18,207,000
Non-accrual loans without an allowance	21,000	20,000
Past due more than 90 days and accruing	0	89,000
Total amortized cost	18,551,000	18,316,000
Non-Performing Financial Instruments | Commercial loans | Overdrafts
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	0	0
Non-accrual loans without an allowance	2,000	1,000
Past due more than 90 days and accruing	0	89,000
Total amortized cost	2,000	90,000
Non-Performing Financial Instruments | Commercial loans | Commercial and industrial
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	18,530,000	18,207,000
Non-accrual loans without an allowance	19,000	19,000
Past due more than 90 days and accruing	0	0
Total amortized cost	18,549,000	18,226,000
Non-Performing Financial Instruments | Commercial real estate loans
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	885,000	952,000
Non-accrual loans without an allowance	3,855,000	5,348,000
Past due more than 90 days and accruing	0	0
Total amortized cost	4,740,000	6,300,000
Non-Performing Financial Instruments | Commercial real estate loans | Commercial mortgage
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	885,000	952,000
Non-accrual loans without an allowance	3,855,000	5,348,000
Past due more than 90 days and accruing	0	0
Total amortized cost	4,740,000	6,300,000
Non-Performing Financial Instruments | Consumer loans
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	967,000	995,000
Non-accrual loans without an allowance	192,000	182,000
Past due more than 90 days and accruing	284,000	234,000
Total amortized cost	1,443,000	1,411,000
Non-Performing Financial Instruments | Consumer loans | Overdrafts
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	0	0
Non-accrual loans without an allowance	4,000	2,000
Past due more than 90 days and accruing	0	0
Total amortized cost	4,000	2,000
Non-Performing Financial Instruments | Consumer loans | Automobile financing
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	117,000	126,000
Non-accrual loans without an allowance	0	1,000
Past due more than 90 days and accruing	0	0
Total amortized cost	117,000	127,000
Non-Performing Financial Instruments | Consumer loans | Credit card
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	0	0
Non-accrual loans without an allowance	0	0
Past due more than 90 days and accruing	284,000	234,000
Total amortized cost	284,000	234,000
Non-Performing Financial Instruments | Consumer loans | Other consumer
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	850,000	869,000
Non-accrual loans without an allowance	188,000	179,000
Past due more than 90 days and accruing	0	0
Total amortized cost	1,038,000	1,048,000
Non-Performing Financial Instruments | Residential mortgage loans
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	29,549,000	36,897,000
Non-accrual loans without an allowance	7,046,000	9,890,000
Past due more than 90 days and accruing	12,969,000	18,788,000
Total amortized cost	$ 49,564,000	$ 65,575,000